FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 16 — FAIR VALUE MEASUREMENT

The following table presents financial assets and liabilities measured at fair value in the consolidated statement of financial position in accordance with the fair value hierarchy. This hierarchy groups financial assets and liabilities into three levels based on the significance of inputs used in measuring the fair value of the financial assets and liabilities. The fair value hierarchy has the following levels:

Level 1:        quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:        inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3:        inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Level within which the financial asset or liability is classified is determined based on the lowest level of significant input to the fair value measurement. The financial assets and liabilities measured at fair value in the statement of financial position are grouped into the fair value hierarchy as follows:

As at 31 December 2018
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	32,318	—	32,318
Liabilities measured at fair value
Derivative commodity contracts	—	(876)	—	(876)
Derivative interest rate swaps	—	(2,138)	—	(2,138)
Net fair value	—	29,304	—	29,304

As at 31 December 2017
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	606	—	606
Liabilities measured at fair value
Derivative commodity contracts	—	(9,346)	—	(9,346)
Net fair value	—	(8,740)	—	(8,740)

During the years ended 31 December 2018 and 2017, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfer into or out of  Level 3 fair value measurements.

Measurement of Fair Value

a)           Derivatives

The Company’s derivative instruments consist of commodity contracts (primarily swaps and collars) and interest rate swaps. The Company utilizes present value techniques and option-pricing models for valuing its derivatives. Inputs to these valuation techniques include published forward prices, volatilities, and credit risk considerations, including the incorporation of published interest rates and credit spreads. All of the significant inputs are observable, either directly or indirectly; therefore, the Company’s derivative instruments are included within the Level 2 fair value hierarchy.

b)           Credit Facilities

As at 31 December 2018, the Company had $250 million and $65 million of principal debt outstanding on its term loan and revolving facility, respectively. The Company’s term loan has a recorded value that approximates its fair value, based on indirect, observable inputs (Level 2) regarding interest rates available to the Company. The fair value of the term loan was determined by using a discounted cash flow model using a discount rate that reflects the Company’s assumed borrowing rate at the end of the reporting period.  An increase of 0.50% in the assumed borrowing rate would decrease the fair value of the term loan by approximately $5.4 million to $244.6 million.

The Company’s revolving facility has a recorded value that approximates its fair value as its variable interest rate is tied to current market rates and the applicable margins of 2.5%‑3.5% approximate market rates.

c)           Other Financial Instruments

The carrying amounts of cash, accounts receivable, accounts payable, accrued liabilities and the production prepayment approximate fair value due to their short-term nature.

d)           Non-recurring Fair Value Measurements

Certain non-financial assets and liabilities are initially measured at fair value, including assets held for sale, and assets and liabilities acquired in business combinations, exploration and evaluation assets and development and production assets.  These assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances.  The Company did not recognize any impairment expense with respect to its development and production assets during the year ended 31 December 2018.  The Company did recognize impairment expense with respect to its Dimmit County assets held for sale and its exploration and evaluation assets.  See further discussion of impairment methods and assumptions at Note 20.